Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.72%
Alabama: 6.13%
Utilities revenue: 6.13%
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	2.80%	8-1-2037	$285,000	$284,730
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	3.01	4-24-2026	750,000	750,000
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2027	300,000	307,954
West Jefferson Industrial Development Board Alabama Power Co. AMTø	2.90	8-1-2063	500,000	500,000
				1,842,684
Alaska: 1.68%
Miscellaneous revenue: 1.68%
Alaska Municipal Bond Bank Authority Series 3	5.00	10-1-2026	500,000	506,141
Arizona: 1.68%
Industrial development revenue: 1.68%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	500,000	505,695
California: 4.06%
GO revenue: 1.35%
Parlier Unified School District BAN	4.00	2-1-2029	400,000	404,160
Utilities revenue: 2.71%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	300,000	314,614
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	500,000	500,000
				814,614
				1,218,774
Colorado: 1.00%
Utilities revenue: 1.00%
City of Colorado Springs Utilities System Revenue Series A (TD Bank N.A. SPA)øø	2.40	11-1-2037	300,000	300,000
Connecticut: 2.09%
Education revenue: 2.09%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	625,000	627,592
Florida: 5.48%
Health revenue: 2.99%
City of Jacksonville Baptist Health System Obligated Group Series Dø	2.46	8-1-2036	500,000	500,000
Lee County IDA Health System, Inc. Obligated Group Series Bø	3.03	4-1-2049	400,000	400,000
				900,000
See accompanying notes to portfolio of investments
Allspring Ultra Short Municipal ETF | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 2.49%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85%	10-1-2043	$500,000	$497,697
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	250,000	250,321
				748,018
				1,648,018
Georgia: 4.38%
Housing revenue: 1.09%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	325,000	326,405
Utilities revenue: 3.29%
Development Authority of Monroe County Georgia Power Co.øø	2.80	12-1-2041	500,000	491,407
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	498,927
				990,334
				1,316,739
Illinois: 4.65%
Airport revenue: 1.69%
Chicago Midway International Airport Series C AMT	5.00	1-1-2027	500,000	507,600
GO revenue: 2.13%
Chicago Board of Education Series B	5.25	12-1-2029	315,000	326,926
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2028	300,000	313,915
				640,841
Health revenue: 0.83%
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.12	5-1-2042	250,000	249,844
				1,398,285
Indiana: 2.86%
Housing revenue: 2.16%
East Allen Multi-School Building Corp.	5.00	7-15-2028	125,000	131,327
Westfield-Washington Multi-School Building Corp. (BAM Insured)	5.00	7-15-2026	515,000	517,935
				649,262
Tax revenue: 0.70%
Vanderburgh County Redevelopment District Burkhardt Road Economic Development Area	5.00	2-1-2029	200,000	209,177
				858,439
Kentucky: 0.83%
Resource recovery revenue: 0.83%
Kentucky EDFA Republic Services, Inc. AMTø	2.90	4-1-2031	250,000	250,000
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short Municipal ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.67%
GO revenue: 1.67%
Town of Hudson BAN	5.00%	6-11-2026	$500,000	$501,184
Michigan: 1.33%
Housing revenue: 1.33%
Michigan State Building Authority Series Iøø	2.52	4-15-2058	400,000	400,000
Minnesota: 4.16%
GO revenue: 0.83%
City of Kiester Series A	4.00	12-1-2026	250,000	250,366
Housing revenue: 3.33%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.47	8-15-2038	500,000	500,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.47	9-15-2031	500,000	500,000
				1,000,000
				1,250,366
Mississippi: 0.50%
Industrial development revenue: 0.50%
Mississippi Business Finance Corp. Chevron USA, Inc. Series Gøø	2.80	11-1-2035	150,000	150,000
Nebraska: 2.93%
GO revenue: 1.25%
Seward County Rural Fire Protection District	4.00	12-15-2026	375,000	376,364
Tax revenue: 1.68%
City of McCook BAN	4.50	9-1-2027	500,000	503,786
				880,150
Nevada: 0.92%
Tax revenue: 0.92%
Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.88	6-15-2028	275,000	275,830
New Jersey: 0.89%
GO revenue: 0.89%
City of Newark BAN	4.00	12-11-2026	265,000	267,110
New York: 5.00%
GO revenue: 1.00%
City of Ithaca BAN	4.50	7-17-2026	300,000	301,084
Health revenue: 1.67%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	2.53	7-1-2048	500,000	500,000
Water & sewer revenue: 2.33%
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	2.90	6-15-2049	700,000	700,000
				1,501,084
See accompanying notes to portfolio of investments
Allspring Ultra Short Municipal ETF | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.05%
Health revenue: 0.05%
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00%	10-1-2031	$15,000	$15,024
Ohio: 10.20%
GO revenue: 5.85%
Akron City School District	4.00	8-6-2026	500,000	502,263
City of Newark BAN	4.00	3-16-2027	200,000	201,530
City of Richmond Heights BAN	4.50	7-30-2026	400,000	401,929
City of Wyoming BAN144A	4.00	10-13-2026	250,000	251,653
County of Logan BAN	4.13	8-4-2026	400,000	401,553
				1,758,928
Health revenue: 4.35%
County of Hamilton TriHealth Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)øø	2.80	8-15-2051	800,000	800,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2027	500,000	507,635
				1,307,635
				3,066,563
Oklahoma: 3.14%
Health revenue: 1.25%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.06	8-15-2031	375,000	375,000
Housing revenue: 1.89%
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	200,000	200,960
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2028	350,000	367,531
				568,491
				943,491
Pennsylvania: 11.12%
Education revenue: 2.38%
Pennsylvania Higher Educational Facilities Authority Drexel University	5.00	5-1-2028	255,000	259,999
Scranton-Lackawanna Health & Welfare Authority University of Scranton Series B	5.00	11-1-2026	450,000	454,880
				714,879
GO revenue: 1.66%
City of Philadelphia Series B (Truist Bank LOC)ø	2.45	8-1-2031	500,000	500,000
Health revenue: 4.58%
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.04	12-1-2041	375,000	375,000
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.23	9-1-2050	400,000	400,000
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short Municipal ETF

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.48%	1-1-2038	$200,000	$200,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.47	7-15-2043	400,000	400,000
				1,375,000
Housing revenue: 1.67%
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	500,000	500,927
Resource recovery revenue: 0.83%
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	3.25	4-1-2034	250,000	249,981
				3,340,787
South Carolina: 1.33%
Utilities revenue: 1.33%
South Carolina Public Service Authority Series A (Bank of America N.A. LOC)ø	2.67	1-1-2036	400,000	400,000
Tennessee: 0.84%
Utilities revenue: 0.84%
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	250,000	251,748
Texas: 13.67%
GO revenue: 9.00%
Denton Independent School District Series B1øø	4.00	8-15-2055	700,000	719,489
Hays Consolidated Independent School District	5.00	2-15-2027	250,000	255,350
Hutto Independent School Districtøø	4.00	2-1-2055	400,000	410,976
Kilgore Independent School Districtøø	4.00	2-15-2052	500,000	502,278
Prosper Independent School Districtøø	4.00	2-15-2053	500,000	513,921
Spring Independent School District	5.00	8-15-2026	300,000	302,827
				2,704,841
Housing revenue: 1.49%
Fort Worth Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	460,000	449,108
Industrial development revenue: 0.85%
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	250,000	256,354
Utilities revenue: 1.66%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	500,000	499,101
Water & sewer revenue: 0.67%
San Antonio Water System Series A (Truist Bank SPA)ø	2.75	5-1-2054	200,000	200,000
				4,109,404
See accompanying notes to portfolio of investments
Allspring Ultra Short Municipal ETF | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 0.98%
Health revenue: 0.98%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00%	9-1-2027	$285,000	$293,627
Wisconsin: 5.15%
GO revenue: 3.13%
Blackhawk Technical College District Series A	4.00	4-1-2027	230,000	233,011
County of Dane Series C AMT	4.00	6-1-2026	705,000	706,174
				939,185
Health revenue: 1.67%
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2026	500,000	501,841
Water & sewer revenue: 0.35%
City of Green Bay Water System Revenue	5.00	11-1-2028	100,000	105,526
				1,546,552
Total municipal obligations (Cost $29,673,831)				29,665,287

		Yield	Shares
Short-term investments: 0.31%
Investment companies: 0.31%
Allspring Government Money Market Fund Select Class♠∞		3.60	93,383	93,383
Total short-term investments (Cost $93,383)				93,383
Total investments in securities (Cost $29,767,214)	99.03%			29,758,670
Other assets and liabilities, net	0.97			291,813
Total net assets	100.00%			$30,050,483

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
6 | Allspring Ultra Short Municipal ETF

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$15,216,636	$(15,123,253)	$0	$0	$93,383	93,383	$14,185
See accompanying notes to portfolio of investments
Allspring Ultra Short Municipal ETF | 7

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$29,665,287	$0	$29,665,287
Short-term investments
Investment companies	93,383	0	0	93,383
Total assets	$93,383	$29,665,287	$0	$29,758,670
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Ultra Short Municipal ETF